RESEARCH AND DEVELOMENT, NET	12 Months Ended
Dec. 31, 2024
Research and Development [Abstract]
RESEARCH AND DEVELOMENT, NET

NOTE 12 - RESEARCH AND DEVELOMENT, NET

	Year ended December 31,
	2024	2023	2022
	USD in thousands
Payroll and related expenses	7,538	8,997	8,778
Subcontracted work and consulting	470	1,229	1,523
Share-based payments to service provider	-	19	57
Rent and office maintenance	832	936	1,068
Travel expenses	215	90	141
Other	319	416	362
Less participation in grants	(231)	(100)	(395)
	9,143	11,587	11,534

Foresight Autonomous Holdings Ltd.

Notes to the consolidated financial statements

(Dollars in thousands, except per share data)